THE AMERICAN TRUST ALLEGIANCE FUND
                                ONE COURT STREET
                          LEBANON, NEW HAMPSHIRE 03766




                               SEMI-ANNUAL REPORT










                              FOR THE PERIOD ENDED

                                 AUGUST 31, 2000

                       THE AMERICAN TRUST ALLEGIANCE FUND


October, 2000

Dear Fellow Shareholder,

     We are pleased to send you the American Trust Allegiance Fund's semi-annual report for the six months ending August 31, 2000. Asset growth of the Fund has been encouraging with total assets reaching $47.4 million as of August 31, 2000. The Fund's investment performance continues to be quite competitive, as it ranked in the top 10% of growth mutual funds over the past twelve months and three year periods, according to Lipper, Inc. Based on total return, Lipper ranked the Fund 132nd out of 1304 growth funds and 75th out of 825 growth funds for the one and three year periods ending August 31, 2000, respectively. The Fund was recently highlighted in the November 2000 issue of MUTUAL FUND MAGAZINE (pg.52). The Fund also received a five star rating from Morningstar for the three year period ending August 31, 2000 in the domestic equity category consisting of 3,839 funds.

     The year of 2000 has been a challenging one for most investors as the financial markets have been whipsawed over concerns of rising interest rates, decelerating earnings growth, higher energy prices, and fairly high valuations. Technology, in particular, has been vulnerable to some impressive price swings with the NASDAQ composite index experiencing three different periods of declines greater than 10%. Our focus continues to be on any changes in the competitive position or the underlying fundamentals of the companies we own, rather than the market gyrations.

     Seeking long term growth potential, our quantitative screening yields a preponderance of technology companies upon which we next apply more qualitative analysis. Optical networking and semiconductors are two technology sectors that we believe offer attractive long term growth. We are also finding attractive opportunities in the energy and financial sectors of the U.S. economy.

     We thank you for your support and look forward to helping you achieve your financial goals.


/s/ Jeffrey M. Harris

Jeffrey M. Harris, CFA


/s/ Paul H. Collins

Paul H. Collins


Remember past performance is not a guarantee of future results. Fund share values and returns fluctuate and investors may have a gain or a loss when shares are redeemed. During the ranking period advisory fees have been waived.

Morningstar proprietary ratings on US-domiciled funds reflect historical risk-adjusted performance as of 8-31-00. The ratings are subject to change every month. Morningstar ratings on US-domiciled funds are calculated from the fund's 3-year average annual returns in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day US T-bill returns. Allegiance Fund received 5 stars for the 3-year period. The top 10% of the funds in a broad asset class receive 5 stars. The Fund was rated exclusively against US-domiciled funds.

Lipper rankings are based on total return; this calculation does not include sales charges. Please note this fund does not charge sales loads.

                       THE AMERICAN TRUST ALLEGIANCE FUND

                         American Trust Allegiance Fund
Comparison of the change in value of a $10,000 investment in the American Trust
         Allegiance Fund versus the S&P 500 Composite Stock Price Index

                         Average Annual Total Return(1)

                    1 Year............................ 58.37%
                    Since Inception (3/11/97)......... 34.93%

                                          American Trust       S&P 500 Composite
                                         Allegiance Fund       Stock Price Index
                                         ---------------       -----------------
11-Mar-97                                    $10,000                 $10,000
31-Mar-97                                    $ 9,210                 $ 9,342
31-May-97                                    $10,630                 $10,497
31-Aug-97                                    $11,450                 $11,175
30-Nov-97                                    $12,200                 $11,927
28-Feb-98                                    $13,480                 $13,149
29-May-98                                    $13,620                 $13,718
31-Aug-98                                    $12,110                 $12,086
30-Nov-98                                    $15,130                 $14,750
28-Feb-99                                    $17,183                 $15,742
31-May-99                                    $17,842                 $16,600
31-Aug-99                                    $17,893                 $16,892
30-Nov-99                                    $20,765                 $17,829
29-Feb-00                                    $25,942                 $17,585
31-May-00                                    $23,536                 $18,340
31-Aug-00                                    $28,337                 $19,648

(1) Average Annual Total Return represents the average change in account value over the periods indicated.

Past performance is not predictive of future performance.

*   The   S&P   500    Composite    Stock   Price   Index   is   an    unmanaged
capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

                       THE AMERICAN TRUST ALLEGIANCE FUND


TOP 10 HOLDINGS AT AUGUST 31, 2000
--------------------------------------------------------------------------------

American International Group, Inc.
Broadcom Corp. - Class A
EMC Corp.
Flextronics International Ltd.
Intel Corp.
Juniper Networks, Inc.
Network Appliance, Inc.
Nortel Networks Corp.
SDL, Inc.
Sun Microsystems, Inc.

                       THE AMERICAN TRUST ALLEGIANCE FUND


SCHEDULE OF INVESTMENTS AT AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
  Shares     COMMON STOCKS: 92.9%                                   Market Value
--------------------------------------------------------------------------------
             AIR FREIGHT - SERVICES: 1.0%
     9,900   Expeditors International of Washington, Inc.........   $   485,100
                                                                    -----------
             ALUMINUM: 1.3%
    19,200   Alcoa, Inc..........................................       638,400
                                                                    -----------
             BANKS - MAJOR REGIONAL: 1.6%
     9,100   Northern Trust Corp.................................       767,244
                                                                    -----------
             BROADCAST MEDIA: 1.1%
    13,500   Comcast Corp. - Special Class A*....................       502,875
                                                                    -----------
             COMMUNICATIONS - EQUIPMENT: 9.1%
    15,200   ADC Telecommunications, Inc.*.......................       622,250
     8,500   Alcatel SA..........................................       704,437
     2,200   Corning, Inc........................................       721,462
     3,800   Lucent Technologies, Inc............................       158,888
    17,600   Nokia Corp.-SPON ADR................................       790,900
    16,200   Nortel Networks Corp................................     1,321,313
                                                                    -----------
                                                                      4,319,250
                                                                    -----------
             COMPUTER SOFTWARE AND SERVICES: 7.9%
     9,700   America Online, Inc.*...............................       568,663
     9,000   Convergys Corp.*....................................       352,125
     7,450   Microsoft Corp.*....................................       520,103
    10,400   Oracle Corp.*.......................................       945,750
     5,400   Siebel Systems, Inc.*...............................     1,063,800
     2,450   VERITAS Software Corp.*.............................       295,378
                                                                    -----------
                                                                      3,745,819
                                                                    -----------
             COMPUTERS - HARDWARE: 3.7%
     2,500   International Business Machines Corp................       330,000
    11,100   Sun Microsystems, Inc.*.............................     1,409,006
                                                                    -----------
                                                                      1,739,006
                                                                    -----------

See accompanying Notes to Financial Statements.

                       THE AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             COMPUTERS - NETWORKING: 9.4%
    15,320   Cisco Systems, Inc.*................................   $ 1,049,420
     7,100   Juniper Networks, Inc.*.............................     1,517,625
    11,200   Network Appliance, Inc.*............................     1,310,400
     4,100   Sycamore Networks...................................       561,700
                                                                    -----------
                                                                      4,439,145
                                                                    -----------
             COMPUTERS - PERIPHERALS: 3.3%
    15,800   EMC Corp.*..........................................     1,548,400
                                                                    -----------
             ELECTRICAL EQUIPMENT: 1.0%
    11,550   Symbol Technologies, Inc............................       477,881
                                                                    -----------
             ELECTRONIC COMPONENTS: 4.5%
    14,000   Flextronics International Ltd.......................     1,166,375
    21,300   Solectron Corp.*....................................       965,156
                                                                    -----------
                                                                      2,131,531
                                                                    -----------
             ELECTRONICS - SEMICONDUCTOR: 17.2%
    10,300   Analog Devices, Inc.*...............................     1,035,150
    20,000   Atmel Corp..........................................       400,000
     4,850   Broadcom Corp. - Class A*...........................     1,212,500
    15,800   Intel Corp..........................................     1,183,025
     7,700   JDS Uniphase Corp.*.................................       959,613
     3,600   SDL, Inc.*..........................................     1,430,325
    10,624   Taiwan Semiconductor Manufacturing Co. Ltd., ADR....       371,840
    12,400   Texas Instruments, Inc..............................       830,025
     8,500   Vitesse Semiconductor Corp.*........................       754,906
                                                                    -----------
                                                                      8,177,384
                                                                    -----------
             ELECTRONICS - SEMICONDUCTOR EQUIPMENT: 2.4%
     8,700   Applied Materials, Inc.*............................       750,919
     5,700   Teradyne, Inc.*.....................................       369,431
                                                                    -----------
                                                                      1,120,350
                                                                    -----------
             FINANCIAL - DIVERSIFIED: 0.8%
     7,300   Fannie Mae..........................................       392,375
                                                                    -----------

See accompanying Notes to Financial Statements.

                       THE AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS: 1.4%
    13,250   Colgate-Palmolive Co................................   $   674,922
                                                                    -----------
             INSURANCE - BROKERS: 2.2%
     8,775   Marsh & McLennan Companies, Inc.....................     1,042,031
                                                                    -----------
             INSURANCE - MULTILINE: 2.8%
    14,967   American International Group, Inc...................     1,333,934
                                                                    -----------
             INVESTMENT BANKING: 1.5%
     5,600   The Goldman Sachs Group, Inc........................       717,150
                                                                    -----------
             LEISURE: 1.8%
    16,800   Harley-Davidson, Inc................................       836,850
                                                                    -----------
             OIL & GAS - DRILL AND EQUIPMENT: 2.3%
    12,900   Schlumberger Ltd....................................     1,100,531
                                                                    -----------
             OIL - INTERNATIONAL: 2.3%
    13,400   Exxon Mobil Corp....................................     1,093,775
                                                                    -----------
             RETAIL - BUILDING SUPPLY: 1.3%
    13,350   The Home Depot, Inc.................................       641,634
                                                                    -----------
             RETAIL - COMPUTER AND ELECTRONICS: 1.1%
     8,700   Best Buy Co, Inc.*..................................       537,225
                                                                    -----------
             RETAIL - DEPARTMENT STORES: 1.0%
     8,600   Kohl's Corp.........................................       481,600
                                                                    -----------
             RETAIL - DISCOUNT: 0.9%
    19,875   Dollar General Corp.................................       408,680
                                                                    -----------
             RETAIL - SPECIALTY: 1.3%
    34,200   Bed Bath & Beyond, Inc.*............................       600,638
                                                                    -----------

See accompanying Notes to Financial Statements.

                       THE AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------
  Shares                                                            Market Value
--------------------------------------------------------------------------------
             SERVICES - DATA PROCESSING: 3.1%
     9,400   Automatic Data Processing, Inc......................   $   560,475
    20,025   Paychex, Inc........................................       893,616
                                                                    -----------
                                                                      1,454,091
                                                                    -----------
             TELECOMMUNICATIONS - CELLULAR: 1.9%
    16,400   Nextel Communications, Inc..........................       909,175
                                                                    -----------
             TELEPHONE: 1.5%
     8,700   BellSouth Corp......................................       324,619
     9,500   SBC Communications, Inc.............................       396,625
                                                                    -----------
                                                                        721,244
                                                                    -----------
             UTILITIES - NATURAL GAS: 2.2%
    12,200   Enron Corp..........................................     1,035,475
                                                                    -----------

             TOTAL COMMON STOCKS (cost $27,715,552)..............    44,073,715
                                                                    -----------
Principal
  Amount     SHORT-TERM INVESTMENT: 3.5%
--------------------------------------------------------------------------------
$1,649,932   Firstar Stellar Treasury Fund (cost $1,649,932).....     1,649,932
                                                                    -----------
             TOTAL INVESTMENTS IN SECURITIES
             (cost $29,365,484): 96.4%...........................    45,723,647
             Other Assets less Liabilities: 3.6%.................     1,727,436
                                                                    -----------
             NET ASSETS: 100.0%..................................   $47,451,083
                                                                    ===========

* Non-income producing security.

At August 31, 2000, gross unrealized appreciation and depreciation were as follows:

             Gross unrealized appreciation.......................   $16,912,964
             Gross unrealized depreciation.......................      (554,801)
                                                                    -----------
              Net unrealized appreciation........................   $16,358,163
                                                                    ===========

See accompanying Notes to Financial Statements.

                       THE AMERICAN TRUST ALLEGIANCE FUND


STATEMENT OF ASSETS AND LIABILITIES AT AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at value (cost $29,365,484).........   $45,723,647
                                                                    -----------
  Receivables:
    Securities sold..............................................     2,282,413
    Fund shares sold.............................................       120,369
    Dividends and interest.......................................        19,865
  Prepaid expenses...............................................        18,857
  Deferred organization costs....................................         5,632
                                                                    -----------
      Total assets...............................................    48,170,783
                                                                    -----------
LIABILITIES
  Payables:
    Securities purchased.........................................       641,412
    Fund shares redeemed.........................................        49,823
    Due to advisor...............................................        25,314
  Accrued expenses...............................................         3,151
                                                                    -----------
      Total liabilities..........................................       719,700
                                                                    -----------
NET ASSETS.......................................................   $47,451,083
                                                                    ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    [$47,451,083/1,699,662 shares outstanding; unlimited
    number of shares (par value $0.01) authorized]...............   $     27.92
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $29,298,766
  Accumulated net investment loss................................      (164,479)
  Accumulated net realized gain on investments...................     1,958,633
  Net unrealized appreciation on investments.....................    16,358,163
                                                                    -----------
      Net assets.................................................   $47,451,083
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND


STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends....................................................   $    72,137
    Interest ....................................................        58,098
                                                                    -----------
        Total income.............................................       130,235

  Expenses
    Advisory fees (Note 3).......................................       193,027
    Administration fees (Note 3).................................        40,637
    Transfer agent fees..........................................        23,937
    Fund accounting fees.........................................        13,106
    Registration fees............................................        11,012
    Audit fees...................................................         7,562
    Custody fees.................................................         4,739
    Reports to shareholders......................................         2,974
    Legal fees...................................................         2,773
    Trustee fees.................................................         2,168
    Deferred organization expense................................         1,866
    Insurance expense............................................         1,595
    Miscellaneous................................................         1,405
                                                                    -----------
        Total expenses...........................................       306,801
        Less: advisory fee waiver (Note 3).......................       (12,087)
                                                                    -----------
        Net expenses.............................................       294,714
                                                                    -----------
           NET INVESTMENT LOSS ..................................      (164,479)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments...............................     1,123,524
  Net change in unrealized appreciation on investments...........     3,031,583
                                                                    -----------
    Net realized and unrealized gain on investments..............     4,155,107
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....   $ 3,990,628
                                                                    ===========

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Six Months          Year
                                                  Ended             Ended
                                             August 31, 2000#  February 29, 2000
                                             ----------------  -----------------
INCREASE/(DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment loss........................   $  (164,479)      $  (157,537)
  Net realized gain on investments...........     1,123,524         1,178,889
  Net unrealized appreciation on investments.     3,031,583         9,654,443
                                                -----------       -----------
      NET INCREASE IN NET ASSETS RESULTING
        FROM OPERATIONS......................     3,990,628        10,675,795
                                                -----------       -----------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from net
    change in outstanding shares.............     6,528,434        12,926,816
                                                -----------       -----------
      TOTAL INCREASE IN NET ASSETS...........    10,519,062        23,602,611
                                                -----------       -----------
NET ASSETS
  Beginning of period........................    36,932,021        13,329,410
                                                -----------       -----------
  END OF PERIOD..............................   $47,451,083       $36,932,021
                                                ===========       ===========

(a) A summary of capital share transactions is as follows:

                                   Six Months                   Year
                                     Ended                      Ended
                                August 31, 2000*          February 29, 2000
                            ------------------------   ------------------------
                              Shares        Value        Shares        Value
                            ----------   -----------   ----------   -----------
Shares sold...............     318,774   $ 8,161,288      743,011   $14,552,043
Shares redeemed...........     (64,041)   (1,632,854)     (85,249)   (1,625,227)
                            ----------   -----------   ----------   -----------
Net increase..............     254,733   $ 6,528,434      657,762   $12,926,816
                            ==========   ===========   ==========   ===========

# Unaudited.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND


FINANCIAL HIGHLIGHTS - FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                       Six Months         Year            Year       March 11, 1997*
                                                         Ended            Ended           Ended         through
                                                     Aug. 31, 2000#   Feb. 29, 2000   Feb. 28, 1999   Feb. 28, 1998
                                                       ----------       ----------      ----------     ----------
Net asset value, beginning of period ...............    $  25.56         $  16.93        $  13.48       $  10.00
                                                        --------         --------        --------       --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ................................       (0.10)           (0.11)          (0.07)         (0.03)
Net realized and unrealized gain
   on investments ..................................        2.46             8.74            3.74           3.51
                                                        --------         --------        --------       --------
     Total from investment operations ..............        2.36             8.63            3.67           3.48
                                                        --------         --------        --------       --------
Less distributions:
From net realized gain .............................        0.00             0.00           (0.22)          0.00
                                                        --------         --------        --------       --------
     Total distributions ...........................        0.00             0.00           (0.22)          0.00
                                                        --------         --------        --------       --------
Net asset value, end of period .....................    $  27.92         $  25.56        $  16.93       $  13.48
                                                        ========         ========        ========       ========
Total return .......................................        9.23%++         50.97%          27.47%         34.80%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ..............    $ 47,451         $ 36,932        $ 13,329       $  6,360

Ratio of expenses to average net assets:
Before expense reimbursement .......................        1.51%+           1.75%           2.30%          4.04%+
After expense reimbursement ........................        1.45%+           1.45%           1.45%          1.45%+

Ratio of net investment loss to average net assets:
After expense reimbursement ........................       (0.81%)+         (0.73%)         (0.57%)        (0.42%)+
Portfolio turnover rate ............................       24.14%++         39.81%          40.99%         27.65%++

*  Commencement of operations.
#  Unaudited.
+  Annualized.
++ Not Annualized.

See accompanying Notes to Financial Statements.

                         AMERICAN TRUST ALLEGIANCE FUND


NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The American Trust Allegiance Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on March 11, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains and are primarily due to differing treatments for wash sales and realized losses subsequent to October 31 on sale of securities. Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $18,500 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the six months ended August 31, 2000, American Trust Company (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.95% based upon the average daily net assets of the Fund. For the six months ended August 31, 2000, the Fund incurred $193,027 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.45% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursed is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended August 31, 2000, the Advisor reduced its fees and absorbed Fund expenses in the amount of $12,087.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                              Fee rate
----------------                              --------
Less than $15 million                         $30,000
$15 million to less than $50 million          0.20% of average daily net assets
$50 million to less than $100 million         0.15% of average daily net assets
$100 million to less than $150 million        0.10% of average daily net assets
More than $150 million                        0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

                         AMERICAN TRUST ALLEGIANCE FUND

--------------------------------------------------------------------------------

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2000, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $12,844,654 and $9,333,654, respectively.

                                     ADVISOR
                             American Trust Company
                                One Court Street
                                Lebanon, NH 03766
                                 1-800-788-8806
                                www.amertrust.com


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                      4455 East Camelback Road, Suite 261E
                                Phoenix, AZ 85018


                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 1-800-385-7003


                                  LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.